UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Communications – 1.0%
20,600	Verizon Communications, Inc.	$ 1,009,606

Consumer Durables – 1.3%
25,465	Newell Brands, Inc.	1,205,259

Consumer Non-Durables – 10.7%
16,200	Altria Group, Inc.	1,153,116
16,000	Colgate-Palmolive Co.	1,033,280
9,800	Dr Pepper Snapple Group, Inc.	893,760
14,700	Kellogg Co.	1,068,837
9,400	Kimberly-Clark Corp.	1,138,622
12,100	Mead Johnson Nutrition Co.	852,566
10,200	PepsiCo, Inc.	1,058,556
12,000	Philip Morris International, Inc.	1,153,560
24,900	The Coca-Cola Co.	1,035,093
11,000	The Estee Lauder Cos., Inc. Class A	893,310

		10,280,700

Consumer Services – 7.9%
17,200	CBS Corp. Class B	1,109,228
15,400	Comcast Corp. Class A	1,161,468
8,900	McDonald’s Corp.	1,090,873
4,300	Panera Bread Co. Class A*	898,958
32,200	Service Corp. International	937,986
17,800	Starbucks Corp.	982,916
12,400	The Walt Disney Co.	1,372,060

		7,553,489

Distribution Services – 1.0%
3,800	W.W. Grainger, Inc.	959,766

Electronic Technology – 12.5%
15,500	Amphenol Corp. Class A	1,046,095
39,000	Apple, Inc.	4,732,650
34,500	Cadence Design Systems, Inc.*	898,035
30,000	Intel Corp.	1,104,600
4,200	Lockheed Martin Corp.	1,055,586
9,600	Rockwell Collins, Inc.	871,296
6,810	The Boeing Co.	1,112,890
7,300	Thermo Fisher Scientific, Inc.	1,112,447

		11,933,599

Finance – 10.5%
12,400	Crown Castle International Corp.	1,089,092
9,500	Digital Realty Trust, Inc.	1,022,485
7,800	Erie Indemnity Co. Class A	874,458
11,700	Extra Space Storage, Inc.	842,985
14,200	Fidelity National Information Services, Inc.	1,127,764
16,800	Intercontinental Exchange, Inc.	980,448
10,300	Mastercard, Inc. Class A	1,095,199
4,800	Public Storage	1,032,000
11,700	T. Rowe Price Group, Inc.	789,048
14,800	Visa, Inc. Class A	1,224,108

		10,077,587

Health Services* – 2.3%
18,600	Cerner Corp.	999,006
14,500	HCA Holdings, Inc.	1,164,060

		2,163,066

Health Technology – 7.5%
7,500	Amgen, Inc.	1,175,100
6,300	Becton Dickinson & Co.	1,116,927
8,000	Bio-Techne Corp.	814,000
4,100	C. R. Bard, Inc.	973,053
8,900	Edwards Lifesciences Corp.*	856,536

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
9,600	Johnson & Johnson	$ 1,087,200
9,200	Stryker Corp.	1,136,476

		7,159,292

Industrial Services – 1.1%
15,200	Waste Management, Inc.	1,056,400

Process Industries – 3.1%
9,000	Ecolab, Inc.	1,081,170
8,700	Praxair, Inc.	1,030,428
16,300	RPM International, Inc.	851,838

		2,963,436

Producer Manufacturing – 7.2%
17,200	AMETEK, Inc.	878,920
9,300	Honeywell International, Inc.	1,100,376
8,400	Illinois Tool Works, Inc.	1,068,480
27,408	Johnson Controls International PLC	1,205,404
5,600	Lennox International, Inc.	878,136
2,000	Mettler-Toledo International, Inc.*	853,260
4,800	Roper Technologies, Inc.	920,880

		6,905,456

Retail Trade – 10.6%
3,000	Amazon.com, Inc.*	2,470,440
1,300	AutoZone, Inc.*	942,474
13,300	CVS Health Corp.	1,048,173
14,300	Lowe’s Cos., Inc.	1,045,044
15,800	Ross Stores, Inc.	1,044,538
9,300	The Home Depot, Inc.	1,279,494
31,500	The Kroger Co.	1,069,740
4,000	The Sherwin-Williams Co.	1,215,240

		10,115,143

Technology Services – 17.4%
10,000	Adobe Systems, Inc.*	1,133,800
4,100	Alphabet, Inc. Class A*	3,362,779
403	Alphabet, Inc. Class C*	321,106
10,700	Automatic Data Processing, Inc.	1,080,593
11,800	Euronet Worldwide, Inc.*	843,936
17,000	Facebook, Inc. Class A*	2,215,440
10,400	Fiserv, Inc.*	1,117,272
10,100	Jack Henry & Associates, Inc.	906,778
58,600	Microsoft Corp.	3,788,490
17,900	Paychex, Inc.	1,079,191
11,100	Red Hat, Inc.*	842,268

		16,691,653

Transportation – 1.0%
8,900	United Parcel Service, Inc. Class B	971,257

TOTAL COMMON STOCKS (Cost $72,756,298)		$91,045,709

Exchange Traded Fund – 3.0%
26,200	iShares Russell 1000 Growth Index Fund	$2,838,770
Cost $(2,797,334)

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co.
$1,634,000	0.010%	02/01/17	$ 1,634,000
Maturity Value: $1,634,000 (Cost $1,634,000)

TOTAL INVESTMENTS – 99.8% (Cost $77,187,632)			$95,518,479

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			164,560

NET ASSETS – 100.0%			$95,683,039

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $1,665,000 U.S. Treasury Note, 1.625%, due 06/30/19 with a market value of $1,668,243.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$77,267,286
Gross unrealized gain	18,922,210
Gross unrealized loss	(671,017)
Net unrealized security gain	$18,251,193

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Communications – 5.8%
291,000	AT&T, Inc.	$ 12,268,560
117,000	Verizon Communications, Inc.	5,734,170

		18,002,730

Consumer Durables – 2.2%
113,000	Tupperware Brands Corp.	6,820,680

Consumer Non-Durables – 6.0%
91,000	Altria Group, Inc.	6,477,380
57,500	PepsiCo, Inc.	5,967,350
71,000	Procter & Gamble Co.	6,219,600

		18,664,330

Consumer Services – 1.9%
49,500	McDonald’s Corp.	6,067,215

Electronic Technology – 7.8%
197,000	Cisco Systems, Inc.	6,051,840
390,000	HP, Inc.	5,869,500
24,000	Lockheed Martin Corp.	6,031,920
39,500	The Boeing Co.	6,455,090

		24,408,350

Energy Minerals – 9.1%
116,000	Chevron Corp.	12,916,600
116,000	Exxon Mobil Corp.	9,731,240
85,000	Occidental Petroleum Corp.	5,760,450

		28,408,290

Finance – 24.2%
53,000	Ameriprise Financial, Inc.	5,950,310
119,000	Arthur J. Gallagher & Co.	6,405,770
129,000	BB&T Corp.	5,958,510
49,500	CME Group, Inc.	5,993,460
70,500	Cullen/Frost Bankers, Inc.	6,302,700
126,000	JPMorgan Chase & Co.	10,663,380
241,000	Kimco Realty Corp.	5,998,490
102,000	Principal Financial Group, Inc.	5,823,180
80,000	T. Rowe Price Group, Inc.	5,395,200
173,000	Weingarten Realty Investors	6,163,990
192,000	Wells Fargo & Co.	10,815,360

		75,470,350

Health Technology – 8.5%
78,000	Johnson & Johnson	8,833,500
145,000	Merck & Co., Inc.	8,988,550
277,000	Pfizer, Inc.	8,789,210

		26,611,260

Industrial Services – 1.7%
75,000	Helmerich & Payne, Inc.	5,337,000

Process Industries – 4.1%
70,000	Packaging Corp. of America	6,452,600
113,000	Sonoco Products Co.	6,209,350

		12,661,950

Producer Manufacturing – 7.2%
64,000	Caterpillar, Inc.	6,122,240
107,500	Emerson Electric Co.	6,305,950
338,000	General Electric Co.	10,038,600

		22,466,790

Retail Trade – 3.9%
70,000	Kohl’s Corp.	2,788,100
150,000	Macy’s, Inc.	4,431,000

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – (continued)
78,500	Target Corp.	$ 5,061,680

		12,280,780

Technology Services – 6.0%
36,000	International Business Machines Corp.	6,282,720
96,500	Microsoft Corp.	6,238,725
100,000	Paychex, Inc.	6,029,000

		18,550,445

Utilities – 7.0%
70,000	Dominion Resources, Inc.	5,339,600
45,000	NextEra Energy, Inc.	5,567,400
154,500	PPL Corp.	5,382,780
109,000	The Southern Co.	5,387,870

		21,677,650

TOTAL COMMON STOCKS (Cost $259,112,580)		$297,427,820

Exchange Traded Fund – 2.4%
65,000	iShares Russell 1000 Value Index Fund	$ 7,326,150
(Cost $7,342,880)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co.
$ 6,139,000	0.010%	02/01/17	$ 6,139,000
Maturity Value: $6,139,000 (Cost $6,139,000)

TOTAL INVESTMENT – 99.8% (Cost $272,594,460)			$310,892,970

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			713,461

NET ASSETS – 100.0%			$311,606,431

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $6,215,000 U.S. Treasury Note, 1.625%, due 06/30/19 with a market value of $6,264,732.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$272,700,670
Gross unrealized gain	41,980,187
Gross unrealized loss	(3,787,887)
Net unrealized security gain	$38,192,300

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 93.9%
Commercial Services – 7.8%
11,400	Equifax, Inc.	$ 1,336,992
13,600	Gartner, Inc.*	1,351,296
30,800	KAR Auction Services, Inc.	1,402,940
16,200	MSCI, Inc.	1,340,550
25,100	Nielsen Holdings PLC	1,026,841
15,500	Omnicom Group, Inc.	1,327,575
10,900	The Dun & Bradstreet Corp.	1,336,558

		9,122,752

Consumer Durables – 3.6%
6,800	Mohawk Industries, Inc.*	1,467,712
29,536	Newell Brands, Inc.	1,397,939
23,400	The Toro Co.	1,378,962

		4,244,613

Consumer Non-Durables – 8.3%
30,600	Brown-Forman Corp. Class B	1,395,360
15,700	Carter’s, Inc.	1,314,875
30,300	Church & Dwight Co., Inc.	1,370,166
39,200	Coach, Inc.	1,464,120
15,000	Dr Pepper Snapple Group, Inc.	1,368,000
14,800	McCormick & Co., Inc.	1,414,140
13,800	The Hershey Co.	1,455,486

		9,782,147

Consumer Services – 9.5%
8,600	Domino’s Pizza, Inc.	1,501,044
16,100	Marriott International, Inc. Class A	1,362,060
6,600	Panera Bread Co. Class A*	1,379,796
60,500	Regal Entertainment Group Class A	1,370,930
39,050	Rollins, Inc.	1,376,903
48,800	Service Corp. International	1,421,544
23,000	Six Flags Entertainment Corp.	1,370,340
17,700	Wyndham Worldwide Corp.	1,399,362

		11,181,979

Distribution Services – 2.6%
14,400	MSC Industrial Direct Co., Inc. Class A	1,470,960
6,100	W.W. Grainger, Inc.	1,540,677

		3,011,637

Electronic Technology – 6.8%
20,000	Amphenol Corp. Class A	1,349,800
53,400	Cadence Design Systems, Inc.*	1,390,002
21,800	Linear Technology Corp.	1,376,234
17,400	Motorola Solutions, Inc.	1,404,354
14,300	Rockwell Collins, Inc.	1,297,868
5,400	TransDigm Group, Inc.*	1,168,560

		7,986,818

Finance – 12.8%
11,200	Boston Properties, Inc.	1,466,080
18,700	CBOE Holdings, Inc.	1,488,894
11,800	Erie Indemnity Co. Class A	1,322,898
18,400	Extra Space Storage, Inc.	1,325,720
9,500	Federal Realty Investment Trust	1,334,085
45,600	Gaming and Leisure Properties, Inc.	1,442,328
16,200	Life Storage, Inc.	1,319,490
17,800	Morningstar, Inc.	1,355,470
13,600	SBA Communications Corp.*	1,431,536
17,600	T. Rowe Price Group, Inc.	1,186,944
21,400	Ventas, Inc.	1,319,738

		14,993,183

Health Services* – 3.6%
27,700	Cerner Corp.	1,487,767

Shares	Description	Value
Common Stocks – (continued)
Health Services* – (continued)
10,400	Laboratory Corp. of America Holdings	$ 1,395,784
20,400	MEDNAX, Inc.	1,394,340

		4,277,891

Health Technology – 6.1%
13,400	Bio-Techne Corp.	1,363,450
6,100	C. R. Bard, Inc.	1,447,713
33,800	Hologic, Inc.*	1,369,914
7,800	The Cooper Cos., Inc.	1,439,958
12,600	Zimmer Biomet Holdings, Inc.	1,490,958

		7,111,993

Process Industries – 3.5%
26,100	Crown Holdings, Inc.*	1,413,837
24,900	RPM International, Inc.	1,301,274
28,700	Sealed Air Corp.	1,391,950

		4,107,061

Producer Manufacturing – 10.6%
28,000	AMETEK, Inc.	1,430,800
15,900	Graco, Inc.	1,424,481
15,200	IDEX Corp.	1,370,432
3,200	Mettler-Toledo International, Inc.*	1,365,216
19,700	PACCAR, Inc.	1,326,007
7,400	Roper Technologies, Inc.	1,419,690
10,900	Spectrum Brands Holdings, Inc.	1,453,951
8,600	Valmont Industries, Inc.	1,238,400
16,300	Wabtec Corp.	1,412,232

		12,441,209

Retail Trade – 5.6%
1,800	AutoZone, Inc.*	1,304,964
26,500	Dunkin’ Brands Group, Inc.	1,374,555
19,500	Foot Locker, Inc.	1,336,530
4,700	O’Reilly Automotive, Inc.*	1,232,669
19,400	Ross Stores, Inc.	1,282,534

		6,531,252

Technology Services – 11.9%
15,000	ANSYS, Inc.*	1,398,900
13,000	Fiserv, Inc.*	1,396,590
10,600	Ingredion, Inc.	1,358,814
15,100	Jack Henry & Associates, Inc.	1,355,678
21,800	Paychex, Inc.	1,314,322
27,500	PTC, Inc.*	1,445,675
19,800	Red Hat, Inc.*	1,502,424
27,400	Total System Services, Inc.	1,388,632
23,300	Vantiv, Inc. Class A*	1,450,192
16,900	VeriSign, Inc.*	1,355,549

		13,966,776

Transportation – 1.2%
16,200	Landstar System, Inc.	1,370,520

TOTAL COMMON STOCKS (Cost $93,843,003)		$110,129,831

Exchange Traded Fund – 4.3%
49,930	iShares Russell Midcap Growth Index Fund	$ 5,022,958
(Cost $4,950,007)

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co.
$1,926,000	0.010%	02/01/17	$ 1,926,000
Maturity Value: $1,926,000 (Cost $1,926,000)

TOTAL INVESTMENTS – 99.9% (Cost $100,719,010)			$117,078,789

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			161,618

NET ASSETS – 100.0%			$117,240,407

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $1,940,000 U.S. Treasury Note, 1.750%, due 09/30/19 with a market value of $1,968,572.

COMMERCE MID CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$100,780,164
Gross unrealized gain	17,763,884
Gross unrealized loss	(1,465,259)
Net unrealized security gain	$16,298,625

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.7%
Auto(a) – 2.9%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%	12/20/21	$ 5,170,273
Ford Credit Auto Owner Trust Series 2016-REV1, Class A
7,000,000	2.310	08/15/27	6,996,584
Hertz Vehicle Financing II LP Series 2015-2A, Class A
5,000,000	2.020	09/25/19	4,953,282
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A
4,500,000	1.800	07/15/19	4,499,902
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190	09/15/21	4,805,701
Oscar US Funding Trust Series 2014-1A, Class A3
4,678,153	1.720	04/15/19	4,650,224

			31,075,966

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,716,676

Equipment(a) – 0.8%
Cronos Containers Program Ltd. Series 2013-1A, Class A
625,000	3.080	04/18/28	604,218
Cronos Containers Program Ltd. Series 2014-2A, Class A
3,796,296	3.270	11/18/29	3,671,080
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
2,108,333	1.950	11/25/39	2,074,732
Global SC Finance SRL Series 2013-1A, Class A
1,837,500	2.980	04/17/28	1,782,871

			8,132,901

Home Equity – 4.2%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	1.536	01/25/35	1,193,935
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6
1,274,753	4.641	05/25/34	1,268,249
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,212,248	5.907	06/25/32	2,164,033
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
4,310,762	1.216	12/25/33	4,052,848
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
2,038	1.851	08/25/35	2,037
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
749,504	0.971	02/25/37	539,739
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
399,294	4.250	09/25/33	401,987

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
$ 450,000	5.699%	07/25/34	$ 443,988
Home Partners of America Trust Series 2016-1, Class A(a)(b)
4,434,752	2.418	03/17/33	4,465,154
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,285,230	1.918	12/17/30	3,285,228
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,397,928	2.118	06/17/32	4,420,248
Irwin Home Equity Series 2005-A, Class A3(b)
918,358	1.516	02/25/34	894,170
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,049,760	0.986	07/25/36	2,951,126
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
5,781,270	1.431	12/25/34	5,544,212
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,514,295	3.067	11/12/32	3,530,947
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
248,648	4.814	11/25/35	250,021
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,074,111
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
108,485	3.900	03/25/33	110,086
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
1,634,324	5.990	10/25/33	1,689,998
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,174,538	7.490	07/25/29	2,213,020
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
977,846	1.881	06/25/33	961,243
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
927,476	5.250	06/25/35	934,920
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
163,751	4.277	09/25/36	166,157
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,154,551	1.006	07/25/36	2,112,431

			44,669,888

Manufactured Housing – 0.2%
Green Tree Financial Corp. Series 1993-4, Class A5
17,668	7.050	01/15/19	17,889
Green Tree Financial Corp. Series 1997-3, Class A6
10,340	7.320	03/15/28	10,625
Green Tree Financial Corp. Series 1998-3, Class A5
1,337,090	6.220	03/01/30	1,414,525
Green Tree Financial Corp. Series 1998-3, Class A6
167,006	6.760	03/01/30	178,576

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Lehman Manufactured Housing Contract Series 2001-B, Class A3
$ 83,085	4.350%	04/15/40	$ 84,502
Mid-State Trust Series 11, Class A1
251,087	4.864	07/15/38	266,242

			1,972,359

Other – 3.2%
ARL Second LLC Series 2014-1A, Class A1(a)
2,188,781	2.920	06/15/44	2,106,809
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
668,540	2.553	03/09/47	665,915
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
3,500,000	1.730	06/20/19	3,497,938
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
4,761,626	2.980	01/15/45	4,658,525
NP SPE II LLC Series 2016-1A, Class A1(a)
3,764,802	4.164	04/20/46	3,754,860
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,410,000	2.740	10/25/32	3,408,894
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(a)
4,900,000	2.490	01/25/36	4,864,514
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	7,948,640
TAL Advantage V LLC Series 2014-3A, Class A(a)
3,916,667	3.270	11/21/39	3,738,058

			34,644,153

Student Loans – 1.9%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
3,569,240	2.890	06/25/40	3,558,447
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	7,988,442
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
719,951	1.789	10/30/45	700,693
SLM Student Loan Trust Series 2011-A, Class A2(a)
3,336,316	4.370	04/17/28	3,412,897
South Carolina Student Loan Corp. Series 2015-A, Class A
4,258,572	2.256	01/25/36	4,237,389

			19,897,868

TOTAL ASSET-BACKED SECURITIES (Cost $143,800,419)			$ 146,109,811

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 6.9%
California(d) – 1.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$ 4,693,480
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(e)
5,000,000	0.000	08/01/38	2,085,400
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E
1,730,000	3.223	08/01/38	1,567,311
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(e)(f)
22,010,000	0.000	09/01/21	4,470,891
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,979,230
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,095,299

			18,891,611

District of Columbia(d) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,474,850

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,116,520

Idaho(a)(d) – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,590,196

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)(d)
1,100,000	5.650	10/01/18	1,127,830
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,178,550

			2,306,380

Kentucky(d) – 0.2%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,450,431

Maryland(d) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,072,360

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
$ 1,800,000	2.035%	05/01/21	$ 1,768,860
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(d)
1,500,000	5.875	05/01/22	1,587,255

			3,356,115

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(d)
2,500,000	5.792	11/01/41	3,234,850
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(d)
2,800,000	4.820	05/01/23	3,169,992
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,439,675

			7,844,517

Nevada(d) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,756,138

New Jersey – 0.4%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
3,000,000	1.802	06/15/17	3,003,767
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,309,925

			4,313,692

New York – 0.6%
New York GO Build America Bonds Series 2010(d)
2,000,000	4.908	06/01/21	2,225,320
1,055,000	5.008	06/01/22	1,192,066
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,610,790

			6,028,176

Ohio(d) – 0.2%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,083,049

Pennsylvania(d) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,524,040

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
$ 1,100,000	5.500%	07/01/20	$ 716,067
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,215,882

			2,931,949

South Carolina(d) – 0.2%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
1,780,000	4.000	07/01/34	1,807,910

Washington(d) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,936,120

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $68,865,427)			$ 73,484,054

Mortgage-Backed Obligations – 24.7%
Collateralized Mortgage Obligations – 16.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1
$ 987,120	3.592%	04/25/35	$ 987,319
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)
1,575,573	3.000	04/25/45	1,570,947
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)
4,140,562	3.500	12/25/45	4,154,147
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)
1,602,656	3.500	03/25/46	1,608,666
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)
5,059,366	3.500	11/25/44	5,034,069
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
1,345,407	6.000	02/25/34	1,427,539
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
553,905	5.500	11/25/20	556,576
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
97,132	6.000	04/25/36	97,952
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
1,839,828	1.456	09/25/34	1,809,721
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
1,935,945	3.195	11/25/35	1,665,324
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
370,568	5.750	01/25/34	379,888
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
31,749	5.500	08/25/21	31,788

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
$ 920,233	6.750%	08/25/34	$ 931,971
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A
690,126	3.598	12/25/35	581,569
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A
272,271	3.323	04/25/37	245,973
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
241,906	1.106	07/25/36	239,972
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)
3,971,319	3.500	06/25/58	4,027,858
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
86,933	5.500	07/25/36	86,640
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
183,915	5.250	09/25/19	184,500
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
76,557	6.500	08/25/32	75,706
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
206,844	6.000	07/25/37	198,757
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
88,058	4.750	01/25/19	88,320
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,054,447	5.500	12/25/35	906,035
Countrywide Home Loans Trust Series 2005-6, Class 2A1
252,316	5.500	04/25/35	245,660
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
1,300,526	1.296	03/25/35	1,193,404
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
329,303	5.250	07/25/33	336,705
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
3,683,748	5.500	07/25/35	3,726,763
CSMC Trust Series 2014-WIN2, Class A3(a)
4,657,767	3.500	10/25/44	4,623,472
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)
3,074,249	3.000	06/25/43	3,012,285
FHLMC REMIC PAC Series 1579, Class PM
104,862	6.700	09/15/23	116,552
FHLMC REMIC PAC Series 2103, Class TE
81,568	6.000	12/15/28	92,811
FHLMC REMIC PAC Series 2110, Class PG
393,648	6.000	01/15/29	446,885
FHLMC REMIC Series 2391, Class Z
1,039,403	6.000	12/15/31	1,184,454

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2603, Class C
$ 424,135	5.500%	04/15/23	$ 460,900
FHLMC REMIC Series 2677, Class BC
62,360	4.000	09/15/18	63,205
FHLMC REMIC Series 2866, Class DH
312,149	4.000	09/15/34	321,560
FHLMC REMIC Series 4272, Class DG
1,897,721	3.000	04/15/43	1,922,313
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,686,691	5.500	05/25/35	1,519,049
FNMA REMIC FNIC PAC Series 2001-45, Class WG
132,229	6.500	09/25/31	149,552
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,390,307
FNMA REMIC PAC Series 2003-14, Class AP
80,556	4.000	03/25/33	84,139
FNMA REMIC PAC Series 2004-53, Class NC
558,008	5.500	07/25/24	600,238
FNMA REMIC Series 2002-73, Class OE
88,633	5.000	11/25/17	89,427
FNMA REMIC Series 2002-82, Class XE
89,369	5.000	12/25/17	89,889
FNMA REMIC Series 2003-83, Class PG
57,768	5.000	06/25/23	59,497
FNMA REMIC Series 2015-2, Class PA
6,076,231	2.250	03/25/44	6,071,627
FNMA REMIC Series 2015-30, Class JA
4,075,781	2.000	05/25/45	3,912,162
FNMA Series 2003-W6, Class 2A32
153,205	6.500	09/25/42	173,380
GNMA REMIC Series 2015-94, Class AT
1,790,978	2.250	07/16/45	1,764,879
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
906,018	1.096	12/25/34	819,439
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
173,445	2.665	06/25/34	165,041
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
173,227	1.456	06/25/34	170,304
Impac CMB Trust Series 2003-2F, Class A
479,945	5.730	01/25/33	494,412
Impac CMB Trust Series 2004-4, Class 1A1(b)
1,538,016	1.396	09/25/34	1,458,012
Impac CMB Trust Series 2004-4, Class 2A2(c)
2,357,667	4.737	09/25/34	2,272,132
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
84,842	4.892	08/25/34	86,477
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,473,634	6.000	03/25/36	1,242,400
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2
487,486	4.441	04/25/37	429,084

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)
$ 2,267,411	3.420%	07/25/43	$ 2,257,491
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)
2,824,155	3.000	06/25/29	2,840,925
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)
3,441,870	3.500	10/25/45	3,498,337
Lehman XS Trust Series 2005-1, Class 1A4(b)
164,554	1.266	07/25/35	160,227
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	1.376	08/25/33	212,413
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1
722,910	3.157	07/25/33	712,074
Master Alternative Loans Trust Series 2004-4, Class 1A1
164,151	5.500	05/25/34	164,311
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,035,320	6.500	05/25/34	1,080,818
Master Alternative Loans Trust Series 2004-9, Class A6(c)
301,714	5.143	08/25/34	312,046
Master Asset Securitization Trust Series 2003-10, Class 3A1
85,396	5.500	11/25/33	86,811
Master Asset Securitization Trust Series 2003-7, Class 1A1
128,092	5.500	09/25/33	128,359
Master Asset Securitization Trust Series 2004-3, Class 5A1
6,326	6.250	01/25/32	6,359
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3
292,220	2.417	03/25/33	266,659
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1
1,301,833	5.544	11/25/35	1,260,158
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,158,724	6.000	08/25/37	987,812
NRP Mortgage Trust Series 2013-1, Class A23(a)
2,789,446	3.250	07/25/43	2,802,414
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.611	02/25/35	1,366,973
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,432,495	3.006	05/25/38	1,377,503
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1
900,850	5.550	11/25/21	812,394
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1
33,095	5.529	07/25/35	33,991
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
1,758,945	5.750	02/25/34	1,798,128
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
285,134	1.256	07/25/35	230,769

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust Series 2004-A6, Class A1
$ 262,986	5.000%	08/25/19	$ 262,785
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
189,256	5.500	11/25/35	174,661
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
616,687	5.750	12/25/35	570,067
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
255,028	5.500	12/25/21	257,511
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
607,105	1.359	11/20/34	570,936
Sequoia Mortgage Trust Series 2012-2, Class A3
1,927,164	3.500	04/25/42	1,948,656
Sequoia Mortgage Trust Series 2013-2, Class A1
3,184,733	1.874	02/25/43	3,032,962
Sequoia Mortgage Trust Series 2013-6, Class A1
5,449,856	2.500	05/25/43	5,208,667
Sequoia Mortgage Trust Series 2015-2, Class A10(a)
5,668,965	3.500	05/25/45	5,774,924
Sequoia Mortgage Trust Series 2015-3, Class A4(a)
4,804,684	3.500	07/25/45	4,883,510
Sequoia Mortgage Trust Series 2015-3, Class A5(a)
3,431,917	3.000	07/25/45	3,402,705
Sequoia Mortgage Trust Series 2015-4, Class A1(a)
3,128,722	3.000	11/25/30	3,155,122
Sequoia Mortgage Trust Series 2017-1, Class A4(a)
6,840,000	3.500	02/25/47	6,960,767
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A
1,206,066	3.032	10/25/34	1,216,036
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4
246,487	3.149	04/25/34	243,557
Structured Asset Securities Corp. Series 2003-29, Class 5A4
811,191	5.250	09/25/33	822,181
Structured Asset Securities Corp. Series 2003-31A, Class 2A7
440,816	2.963	10/25/33	443,687
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
719,982	3.097	11/25/33	708,618
Structured Asset Securities Corp. Series 2003-34A, Class 6A
368,706	3.341	11/25/33	364,801
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
12,501	5.710	06/25/34	12,477
Structured Asset Securities Corp. Series 2005-6, Class 5A2
35,483	5.000	05/25/35	35,694
Structured Asset Securities Corp. Series 2005-6, Class 5A4
49,990	5.000	05/25/35	50,000
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)
5,000,000	3.250	11/25/60	5,001,134

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)
$ 6,531,079	2.750%	04/25/55	$ 6,551,202
Towd Point Mortgage Trust Series 2016-2, Class A1(a)
1,671,456	3.000	08/25/55	1,682,566
Towd Point Mortgage Trust Series 2016-3, Class A1(a)
5,171,885	2.250	08/25/55	5,129,334
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
431,007	5.500	06/25/20	409,302
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2
399,936	2.983	09/25/35	387,824
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
288,118	5.250	03/25/37	293,971
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)
11,617,595	3.500	08/20/45	11,668,422
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)
3,764,130	3.500	08/20/45	3,794,130
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)
6,068,119	3.500	01/20/46	5,995,405

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $168,257,222)			$ 173,090,239

Commercial Mortgage Obligations – 6.1%
Bayview Commercial Asset Trust Series 2007-6A, Class A4A(a)(b)
$ 5,200,000	2.256%	12/25/37	$ 3,270,531
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
5,000,000	2.962	11/10/46	5,082,488
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,076,531
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,568,015
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,067,868
Commercial Mortgage Trust Series 2012-CR2, Class A2
476,658	2.025	08/15/45	476,993
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	1,002,782
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,047,616
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,105,174
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	713,532

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
$ 1,500,000	3.046%	04/15/47	$ 1,536,222
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773	10/15/48	1,951,979
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)
3,000,000	2.579	03/10/49	2,873,918
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
2,257,187	1.868	11/15/45	2,261,782
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916	02/15/47	4,075,548
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933	03/15/48	7,999,974
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	04/15/48	5,079,348
TRU Trust Series 2016-1, Class A(a)(b)
4,482,786	3.017	11/15/30	4,493,710
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895	03/15/47	2,504,797
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036	05/15/47	3,583,434

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $65,262,765)			$ 64,772,242

Mortgage-Backed Pass-Through Obligations – 2.4%
FHLMC
$ 459	8.500%	02/01/19	$ 460
5,872	8.500	03/01/21	5,931
209,566	7.000	05/01/26	234,175
1,662	7.000	10/01/30	1,665
32,161	7.500	12/01/30	38,945
51,438	7.500	01/01/31	58,429
88,928	7.000	08/01/31	102,521
1,178,658	5.000	05/01/33	1,308,739
258,466	2.745	05/01/34	272,987
250,988	2.781	01/01/36	267,708
1,679,003	4.000	06/01/42	1,777,413
2,108,007	3.000	06/01/45	2,070,780
4,048,839	2.747	07/01/45	4,119,743
FNMA
1,050	9.000	11/01/21	1,058
42,333	9.000	02/01/25	45,536
11,579	6.500	03/01/26	13,099
1,684,285	2.500	05/01/28	1,678,109
11,482	8.000	07/01/28	11,643
36,264	6.500	10/01/28	41,218

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA (continued)
$ 56,358	6.000%	07/01/29	$ 63,629
12,764	7.500	09/01/29	12,991
41,289	7.000	03/01/31	45,452
13,421	7.500	03/01/31	15,273
19,068	7.000	11/01/31	19,874
37,411	7.000	01/01/32	38,355
172,836	6.000	12/01/32	197,048
51,312	2.388	02/01/33	53,661
84,769	5.000	07/01/33	92,332
242,473	3.166	10/01/34	256,741
254,838	3.111	02/01/35	268,012
3,594,675	3.500	08/01/35	3,729,868
1,391,967	2.638	12/01/45	1,416,112
GNMA
88,847	8.000	02/15/22	95,365
30,861	7.500	08/20/25	35,365
159,940	7.500	07/20/26	187,277
113,367	6.500	04/15/31	129,129
175,336	6.500	05/15/31	199,715
6,351,533	2.500	06/20/31	6,304,882

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS (Cost $25,272,844)			$ 25,211,240

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $258,792,831)			$ 263,073,721

Corporate Obligations – 45.6%
Aerospace/Defense – 0.3%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$ 1,070,164
United Technologies Corp.
2,000,000	5.700	04/15/40	2,453,500

			3,523,664

Auto Manufacturers – 0.4%
Ford Motor Co.(d)
2,000,000	4.346	12/08/26	2,005,728
General Motors Co.
2,000,000	5.000	04/01/35	1,971,324

			3,977,052

Beverages – 0.6%
Anheuser-Busch Cos., LLC
4,609,000	6.800	08/20/32	5,929,041
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750	01/15/19	556,079

			6,485,120

Cable TV – 0.1%
Comcast Corp.
1,250,000	6.400	05/15/38	1,592,959

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(d) – 0.2%
Praxair, Inc.
$ 2,740,000	3.200%		01/30/26	$ 2,768,277

Commercial Banks – 5.2%
Citizens Bank NA(d)
3,000,000	2.450		12/04/19	3,015,426
Cooperatieve Rabobank UA/NY
4,510,000	2.250		01/14/19	4,533,290
Credit Suisse New York
3,000,000	3.000		10/29/21	3,016,659
Deutsche Bank AG
2,000,000	3.125		01/13/21	1,979,628
HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,862,326
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,289,487
Huntington Bancshares, Inc.(d)
1,850,000	3.150		03/14/21	1,874,470
KeyBank NA
4,000,000	3.400		05/20/26	3,875,928
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,864,872
Manufacturers & Traders Trust Co.(d)
5,840,000	2.250		07/25/19	5,889,821
PNC Bank NA
1,900,000	6.875		04/01/18	2,007,310
2,500,000	2.950	(d)	01/30/23	2,492,237
Santander UK PLC
1,000,000	3.050		08/23/18	1,017,490
Sumitomo Mitsui Banking Corp.
3,000,000	1.966		01/11/19	2,996,424
The Toronto-Dominion Bank
2,765,000	1.800		07/13/21	2,676,675
U.S. Bancorp(d)
2,050,000	3.600		09/11/24	2,093,124
UBS AG
7,161,000	7.375		06/15/17	7,299,852
Wells Fargo & Co.
2,000,000	4.750		12/07/46	2,033,794
Wells Fargo Bank NA(g)
2,000,000	6.180		02/15/36	2,232,908

				56,051,721

Commercial Services – 1.2%
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,226,695
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,080,769
Northwestern University
1,000,000	4.643		12/01/44	1,130,247
Gonzaga University
3,500,000	4.158		04/01/46	3,213,063

				12,650,774

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Communications Equipment – 0.5%
Cisco Systems, Inc.
$ 2,700,000	4.450%		01/15/20	$ 2,896,220
2,000,000	2.450		06/15/20	2,025,292

				4,921,512

Consumer Services – 0.1%
Kimberly-Clark Corp.
1,000,000	2.750		02/15/26	974,349

Diversified Manufacturing – 0.2%
Parker-Hannifin Corp.
2,000,000	3.500		09/15/22	2,084,548

Electric – 1.7%
Duke Energy Progress LLC(d)
2,000,000	2.800		05/15/22	2,032,968
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,270,456
Maxim Integrated Products, Inc.(d)
5,016,000	3.375		03/15/23	5,036,636
Ohio Power Co.
2,870,000	5.850		10/01/35	3,346,627
PacifiCorp
2,000,000	3.850	(d)	06/15/21	2,119,414
1,900,000	6.100		08/01/36	2,397,123
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,197,426
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	436,117

				17,836,767

Financial – 8.3%
Air Lease Corp.(d)
3,000,000	3.375		01/15/19	3,062,289
1,175,000	3.875		04/01/21	1,216,125
American Express Credit Corp.
4,700,000	2.250		08/15/19	4,732,435
Bank of America Corp.
3,325,000	5.700		01/24/22	3,728,213
3,000,000	4.000		01/22/25	2,992,509
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,127,170
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,382,960
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,110,016
3,000,000	5.875		03/15/21	3,356,388
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,014,374
Citicorp Lease Pass-Through Trust 1999-1(a)
1,860,870	8.040		12/15/19	2,133,038
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,272,181
3,500,000	4.125		07/25/28	3,445,571
CME Group, Inc.
1,685,000	3.000		09/15/22	1,726,680

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Ford Motor Credit Co. LLC
$ 1,000,000	6.625%		08/15/17	$ 1,026,930
2,500,000	4.134		08/04/25	2,497,013
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	4,840,765
General Electric Co.(b)(d)
1,894,000	5.000		12/29/49	1,969,760
General Motors Financial Co., Inc.
2,000,000	4.200	(d)	03/01/21	2,080,140
2,000,000	4.350		01/17/27	1,982,830
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,552,962
JPMorgan Chase & Co.
300,000	6.000		01/15/18	312,363
1,600,000	2.250	(d)	01/23/20	1,603,168
2,000,000	4.350		08/15/21	2,140,416
150,000	2.032	(b)	04/26/23	147,755
Legg Mason, Inc.
3,895,000	5.625		01/15/44	3,937,284
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,494,862
National Rural Utilities Cooperative Finance Corp.(d)
5,000,000	2.000		01/27/20	4,984,880
PNC Financial Services Group, Inc.(b)(d)
2,500,000	6.750		7/29/49	2,746,875
The Charles Schwab Corp.
2,500,000	3.225		09/01/22	2,558,542
Toyota Motor Credit Corp.
1,000,000	2.000		10/24/18	1,006,315
Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,761,556
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,530,370
1,500,000	4.650		11/04/44	1,502,498

				88,977,233

Food – 0.9%
Campbell Soup Co.
235,000	3.050		07/15/17	236,796
Danone SA(a)
2,700,000	3.000		06/15/22	2,711,677
PepsiCo, Inc.(d)
2,190,000	4.450		04/14/46	2,333,463
Pernod-Ricard SA(a)
3,500,000	5.750		04/07/21	3,899,238

				9,181,174

Hardware – 0.9%
Intel Corp.
400,000	2.450		07/29/20	406,288
5,000,000	3.100		07/29/22	5,141,010
Xilinx, Inc.
4,425,000	3.000		03/15/21	4,491,459

				10,038,757

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Technology – 0.1%
Amgen, Inc.
$ 1,295,000	6.400%	02/01/39	$ 1,579,203

Healthcare-Products – 0.2%
Medtronic, Inc.
1,875,000	3.150	03/15/22	1,916,636

Healthcare-Services – 0.8%
Mayo Clinic
2,600,000	3.774	11/15/43	2,456,064
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,495,704
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	250,149

			8,201,917

Household Products(d) – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,224,321

Industrial – 0.3%
Receipts on Corporate Securities Trust NSC-1998-1
185,990	6.375	05/15/17	187,660
Rockwell Automation, Inc.(d)
2,850,000	2.050	03/01/20	2,842,348

			3,030,008

Insurance – 3.5%
American International Group, Inc.(d)
2,000,000	3.750	07/10/25	2,006,782
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,579,949
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,111,130
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,520,564
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	1,956,674
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,164,946
MassMutual Global Funding II(a)
2,000,000	2.350	04/09/19	2,022,202
2,400,000	2.000	04/15/21	2,343,977
MetLife, Inc.(d)
2,055,000	10.750	08/01/69	3,180,112
New York Life Global Funding(a)
3,000,000	2.000	04/13/21	2,943,018
PartnerRe Finance B LLC
525,000	5.500	06/01/20	577,466
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	1,992,630
Prudential Financial, Inc.(b)(d)
2,000,000	5.875	09/15/42	2,135,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Reinsurance Group of America, Inc.
$ 2,000,000	6.450%		11/15/19	$ 2,222,750
2,100,000	5.000		06/01/21	2,291,444
Travelers Property Casualty Corp.
2,493,000	7.750		04/15/26	3,251,084

				37,299,728

Media – 0.8%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,228,060
CBS Corp.
2,500,000	7.875		09/01/23	2,986,913
Time Warner, Inc.(d)
4,380,000	3.600		07/15/25	4,293,626

				8,508,599

Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375		03/15/18	997,000
The Timken Co.
2,000,000	3.875	(d)	09/01/24	1,958,028
2,750,000	6.875		05/08/28	3,189,862

				6,144,890

Oil & Gas – 3.2%
Apache Corp.
2,835,000	5.100	(d)	09/01/40	3,002,863
1,360,000	7.375		08/15/47	1,781,338
BP Capital Markets PLC
3,835,000	3.245		05/06/22	3,917,890
3,250,000	2.750		05/10/23	3,203,375
Exxon Mobil Corp.(d)
3,000,000	2.726		03/01/23	3,009,351
Halliburton Co.(d)
5,000,000	5.000		11/15/45	5,353,660
HollyFrontier Corp.(d)
3,850,000	5.875		04/01/26	3,997,482
Marathon Oil Corp.(d)
2,000,000	2.700		06/01/20	1,986,702
Phillips 66(d)
3,000,000	4.650		11/15/34	3,140,928
Statoil ASA
1,795,000	6.800		01/15/28	2,305,460
Tosco Corp.
2,095,000	8.125		02/15/30	2,875,216

				34,574,265

Pharmaceuticals – 1.5%
Actavis Funding SCS(d)
2,000,000	3.000		03/12/20	2,031,204
Bayer US Finance LLC(a)
2,000,000	2.375		10/08/19	2,006,526
Johnson & Johnson
5,970,000	5.950		08/15/37	7,822,354
Pfizer, Inc.
2,900,000	7.200		03/15/39	4,181,165

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Pharmacia LLC
$ 475,000	6.500%	12/01/18	$ 516,706

			16,557,955

Pipelines – 2.4%
Buckeye Partners LP(d)
2,000,000	4.150	07/01/23	2,043,398
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,915,042
DCP Midstream Operating LP(d)
3,000,000	3.875	03/15/23	2,895,000
Energy Transfer Partners LP(d)
3,000,000	4.900	03/15/35	2,887,437
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,495,857
ONEOK Partners LP
875,000	8.625	03/01/19	984,097
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	798,040
1,450,000	7.625	04/01/37	1,757,620
TransCanada Pipelines Ltd.(d)
2,500,000	4.875	01/15/26	2,780,153
Williams Partners LP/ACMP Finance Corp.(d)
3,390,000	4.875	05/15/23	3,496,507

			26,053,151

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	4,205,188

Real Estate(d) – 4.6%
CBRE Services, Inc.
4,700,000	4.875	03/01/26	4,758,642
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,499,420
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,347,110
Hospitality Properties Trust
4,960,000	4.650	03/15/24	4,959,519
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,944,985
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,021,084
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,226,020
2,800,000	4.450	03/15/24	2,807,868
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,493,852
Select Income REIT
3,000,000	4.150	02/01/22	2,994,726
Simon Property Group LP
2,815,000	3.750	02/01/24	2,916,911
3,000,000	4.750	03/15/42	3,169,980
UDR, Inc.
2,640,000	3.750	07/01/24	2,664,238

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(d) – (continued)
Ventas Realty LP
$ 2,910,000	3.500%		02/01/25	$ 2,857,958
Washington Real Estate Investment Trust
1,580,000	3.950		10/15/22	1,590,686
Weingarten Realty Investors
1,000,000	3.850		06/01/25	992,162
1,660,000	3.250		08/15/26	1,567,003
Welltower, Inc.
2,450,000	4.250		04/01/26	2,533,035
WP Carey, Inc.
2,000,000	4.600		04/01/24	2,045,036
1,575,000	4.000		02/01/25	1,532,837

				48,923,072

Retail – 0.6%
CVS Pass-Through Trust(a)
3,038,363	7.507		01/10/32	3,703,479
O’Reilly Automotive, Inc.(d)
1,000,000	3.800		09/01/22	1,034,160
Wal-Mart Stores, Inc.
1,250,000	6.200		04/15/38	1,609,518

				6,347,157

Software – 0.4%
Adobe Systems, Inc.
563,000	4.750		02/01/20	605,484
Symantec Corp.(d)
3,500,000	3.950		06/15/22	3,473,788

				4,079,272

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125		10/15/19	1,760,695

Telecommunications – 1.6%
AT&T, Inc.
2,150,000	6.375		03/01/41	2,465,719
1,500,000	4.800	(d)	06/15/44	1,387,665
3,443,000	4.550	(d)	03/09/49	3,051,101
SBA Tower Trust(a)(d)
5,000,000	2.877		07/15/21	4,949,800
Verizon Communications, Inc.(d)
4,630,000	4.150		03/15/24	4,805,699

				16,659,984

Transportation(d) – 0.2%
Burlington Northern Santa Fe LLC
1,220,000	4.950		09/15/41	1,363,956
Union Pacific Corp.
500,000	4.750		09/15/41	540,511

				1,904,467

Utilities – 2.5%
Arizona Public Service Co.
2,150,000	6.875		08/01/36	2,868,076

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities – (continued)
Commonwealth Edison Co.
$ 1,645,000	6.450%	01/15/38	$ 2,170,582
Entergy Louisiana LLC(d)
3,000,000	3.780	04/01/25	3,100,752
Gulf Power Co.(d)
1,250,000	4.550	10/01/44	1,243,945
KeySpan Corp.
3,375,000	8.000	11/15/30	4,499,817
Louisville Gas & Electric Co.(d)
1,850,000	4.650	11/15/43	2,022,501
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,606,182
PPL Electric Utilities Corp.(d)
1,025,000	4.750	07/15/43	1,145,451
PSEG Power LLC
5,500,000	8.625	04/15/31	6,773,267

			26,430,573

Yankee – 0.9%
Brookfield Asset Management, Inc.(d)
2,000,000	4.000	01/15/25	1,987,300
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,528,285
Canadian Pacific Railway Co.(d)
2,575,000	4.800	08/01/45	2,768,388
2,500,000	6.125	09/15/2115	2,946,327

			9,230,300

TOTAL CORPORATE OBLIGATIONS (Cost $483,272,636)			$ 486,695,288

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$ 243,764

TOTAL FOREIGN DEBT OBLIGATION (Cost $236,971)			$ 243,764

U.S. Government Agency Obligations – 1.7%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 3,225,737
FHLB
2,650,000	7.125	02/15/30	3,757,618
FHLMC
3,000,000	4.875	06/13/18	3,155,187
FNMA
6,000,000	5.375	06/12/17	6,104,520
Tennessee Valley Authority
1,299,581	4.929	01/15/21	1,401,923
684,833	5.131	01/15/21	739,620

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,695,810)			$ 18,384,605

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 4.7%
United States Treasury Bonds
$ 3,000,000	3.500%	02/15/39	$ 3,281,133
8,000,000	2.750	08/15/42	7,580,624
10,000,000	2.750	11/15/42	9,469,530
United States Treasury Inflation Protected Securities
308,174	0.125	04/15/17	309,246
375,894	0.125	04/15/18	380,898
7,477,190	0.750	02/15/42	7,168,539
United States Treasury Notes
6,000,000	1.375	09/30/18	6,026,016
8,000,000	2.125	08/31/20	8,135,000
3,000,000	1.750	10/31/20	3,007,851
5,000,000	1.375	08/31/23	4,745,115

TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,691,501)			$ 50,103,952

Shares	Description	Value
Investment Company – 0.5%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares	$ 5,095,664

TOTAL INVESTMENT COMPANY (Cost $3,961,043)		$ 5,095,664

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(h) – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co.
16,109,000	0.010	02/01/17	$ 16,109,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,109,000)			$ 16,109,000

TOTAL INVESTMENTS (Cost $1,044,425,638)			$1,059,299,859

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			6,973,488

NET ASSETS – 100.0%			$1,066,273,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $249,313,661, which represents approximately 23.4% of net assets as of January 31, 2017.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2017.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2017. Maturity date disclosed is the ultimate maturity.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

(f)	Prerefunded security. Maturity date disclosed is prerefunding date.

(g)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(h)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $16,195,000 U.S. Treasury Note, 1.750%, due 09/30/19 with a market value of $16,433,520.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,044,425,640
Gross unrealized gain	39,772,896
Gross unrealized loss	(24,898,677)
Net unrealized security gain	$14,874,219

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 2.5%
Home Equity – 2.5%
Argent Securities, Inc. Series 2004-W5, Class AV3B
$ 1,301,080	1.656%	04/25/34	$ 1,229,764
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
424,536	1.656	11/25/34	414,556
Lehman XS Trust Series 2005-7N, Class 1A1A
178,255	1.026	12/25/35	159,836
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
310,683	1.836	03/25/33	286,488
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
238,525	2.156	07/25/34	226,771
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
148,349	1.556	09/25/34	140,250

			2,457,665

TOTAL ASSET-BACKED SECURITIES (Cost $2,185,874)			$ 2,457,665

Mortgage-Backed Obligations – 26.2%
Collateralized Mortgage Obligations – 16.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 141,487	3.592%	04/25/35	$ 141,516
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
772,658	3.293	02/25/45	774,173
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
146,719	6.000	02/25/34	155,676
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
278,720	3.560	11/25/33	279,138
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
12,349	3.039	09/20/34	12,250
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
81,412	3.604	11/25/34	79,751
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
80,974	3.107	09/25/34	80,555
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
42,742	5.375	01/25/35	42,937
FHLMC REMIC PAC Series 023, Class PK
120,371	6.000	11/25/23	129,717
FHLMC REMIC PAC Series 159, Class H
6,884	4.500	09/15/21	7,106
FHLMC REMIC PAC Series 2022, Class PE
24,482	6.500	01/15/28	27,595
FHLMC REMIC PAC Series 2109, Class PE
46,515	6.000	12/15/28	52,771
FHLMC REMIC Series 2830, Class DA
6,863	5.000	07/15/19	7,002
FHLMC REMIC Series 2972, Class CA
4,289	4.500	05/15/20	4,389
FHLMC REMIC Series 3816, Class HA
1,074,540	3.500	11/15/25	1,123,798
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
409,406	2.921	09/25/33	409,045

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
$ 7,726	0.000%	06/25/22	$ 7,342
FNMA REMIC PAC Series 1992-129, Class L
43,699	6.000	07/25/22	46,601
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	628,337
FNMA REMIC PAC Series 2003-14, Class AP
108,311	4.000	03/25/33	113,128
FNMA REMIC Series 1991-137, Class H
18,768	7.000	10/25/21	20,179
FNMA REMIC Series 1993-182, Class FA(a)
7,709	1.780	09/25/23	7,649
FNMA REMIC Series 2012-110, Class CA
1,107,135	3.000	10/25/42	1,102,906
FNMA REMIC Series 2015-2, Class PA
944,869	2.250	03/25/44	944,153
FNMA REMIC Series 2016-53, Class BV
994,325	3.500	11/25/27	1,038,046
GNMA REMIC Series 2009-65, Class AF
140,243	4.000	07/20/39	147,125
GNMA REMIC Series 2010-115, Class QJ
194,154	3.500	11/20/38	198,826
GNMA REMIC Series 2010-14, Class PA
100,592	3.000	02/20/40	101,848
GNMA REMIC Series 2010-89, Class GL
449,937	4.000	05/20/39	462,487
GNMA REMIC Series 2015-94, Class AT
800,093	2.250	07/16/45	788,434
GSR Mortgage Loan Trust Series 2003-6F, Class A1
51,719	3.000	09/25/32	51,469
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
33,850	5.500	03/25/19	34,198
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
289,774	1.196	05/25/35	262,641
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
785,166	3.530	01/25/36	729,425
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
635,921	1.456	06/25/34	625,193
Impac CMB Trust Series 2003-2F, Class A(a)
297,109	5.730	01/25/33	306,065
Impac CMB Trust Series 2003-8, Class 2A1(a)
128,464	1.656	10/25/33	123,019
Impac CMB Trust Series 2004-7, Class 1A1(a)
103,396	1.496	11/25/34	99,814
Impac CMB Trust Series 2005-2, Class 2A2(a)
128,293	1.556	04/25/35	118,897
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
831,283	1.106	05/25/36	750,461
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
115,738	3.497	10/25/34	111,109
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
165,909	3.058	04/21/34	170,211
Master Alternative Loans Trust Series 2004-9, Class A6(d)
64,000	5.143	08/25/34	66,192
Master Asset Securitization Trust Series 2004-3, Class 5A1
3,009	6.250	01/25/32	3,024

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
MortgageIT Trust Series 2005-1, Class 1A1(a)
$ 1,104,416	1.396%		02/25/35	$ 1,066,440
MortgageIT Trust Series 2005-1, Class 1A2(a)
949,959	1.536		02/25/35	916,435
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
41,415	3.802		09/25/34	40,813
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
85,291	4.500		04/25/19	85,537
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
7,818	6.250		12/25/23	7,908
Sequoia Mortgage Trust Series 10, Class 1A(a)
57,790	1.539		10/20/27	56,313
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
107,196	1.399		06/20/33	101,452
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
399,897	2.963		10/25/33	402,501
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)
1,292,971	2.250		08/25/55	1,282,333
Vendee Mortgage Trust Series 1996-2, Class 1Z
98,676	6.750		06/15/26	110,832
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
13,131	5.000		05/25/18	13,168
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
34,762	5.750		09/25/18	34,816

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,633,171)				$16,504,746

Mortgage-Backed Pass-Through Obligations – 9.3%
FHLMC
$ 2,488	5.500%		08/01/17	$ 2,506
19,559	6.000		10/01/23	22,028
36,980	5.000		05/01/27	40,206
581,313	2.500		04/01/28	581,963
817,324	2.747	(a)	07/01/45	831,638
899,054	2.647	(a)	07/01/46	912,970
FNMA
27,055	5.500		05/01/19	27,792
24,620	5.500		06/01/20	25,148
1,064,589	2.500		03/01/28	1,060,690
1,828,178	2.500		05/01/28	1,821,479
627,172	2.500		01/01/30	623,329
5,778	7.000		11/01/31	6,022
229,166	6.000		07/01/33	260,008
151,614	3.088	(a)	02/01/34	161,112
113,063	3.166	(a)	10/01/34	119,717
826,362	3.500		08/01/35	857,441
982,961	2.500		10/01/36	957,617
708,380	2.638	(a)	12/01/45	720,668
GNMA(a)
167	2.000		11/20/24	172
453	3.000		12/20/24	470
7,061	2.125		04/20/26	7,287
4,815	2.125		08/20/26	4,874

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA(a) (continued)
$ 7,771	2.000%		01/20/28	$ 8,040

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS (Cost $9,195,086)				$ 9,053,177

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $24,828,257)				$25,557,923

U.S. Government Agency Obligations – 42.3%
FFCB(e)
$ 1,000,000	1.170%		01/13/20	$ 987,030
1,000,000	1.400		04/13/20	987,415
1,000,000	1.420		06/29/20	978,038
1,000,000	1.350		09/21/20	984,116
FHLB
1,350,000	4.875		05/17/17	1,367,130
1,500,000	1.125		04/25/18	1,502,118
1,500,000	0.875		06/29/18	1,495,931
2,500,000	2.000		09/13/19	2,534,057
1,000,000	4.125		12/13/19	1,071,857
1,000,000	1.000	(d)(e)	02/27/20	999,828
1,500,000	1.375		02/18/21	1,474,254
550,000	2.500	(e)	12/29/21	555,433
FHLMC
1,000,000	1.000		06/29/17	1,001,678
1,150,000	1.000		07/28/17	1,151,942
1,000,000	0.750		04/09/18	997,139
1,500,000	1.250		08/01/19	1,494,749
1,000,000	1.250		10/02/19	994,185
900,000	1.000	(d)(e)	04/13/20	899,141
FNMA
1,000,000	1.125		04/27/17	1,001,413
1,200,000	1.000	(e)	09/20/17	1,202,015
1,200,000	0.875		10/26/17	1,200,805
1,000,000	0.875		12/20/17	999,752
1,000,000	0.875		02/08/18	999,645
1,750,000	1.625		11/27/18	1,762,918
1,000,000	1.125		12/14/18	997,980
1,000,000	1.000		02/26/19	993,903
1,000,000	1.150	(e)	05/24/19	990,263
1,000,000	1.000	(e)	07/26/19	984,227
2,500,000	1.750		11/26/19	2,518,137
1,000,000	1.500		06/22/20	996,302
1,000,000	1.750	(e)	11/20/20	992,664
1,000,000	1.250		05/06/21	974,984
750,000	1.000	(d)(e)	06/16/21	747,543
1,000,000	1.400	(e)	08/25/21	969,022
1,500,000	1.375		10/07/21	1,459,671

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,535,596)				$41,267,285

U.S. Treasury Obligations – 25.2%
United States Treasury Inflation Protected Securities
$ 1,044,150	0.125%		04/15/18	$ 1,058,049
895,440	1.375		07/15/18	932,275
899,360	2.125		01/15/19	953,576
1,030,070	0.125		04/15/19	1,049,379
1,451,008	1.375		01/15/20	1,535,753

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities (continued)
$ 1,030,680	0.125%	04/15/20	$ 1,049,628
1,048,202	1.125	01/15/21	1,108,830
United States Treasury Notes
3,000,000	0.750	03/31/18	2,992,500
2,000,000	1.375	06/30/18	2,010,156
1,000,000	1.500	01/31/19	1,005,352
1,000,000	1.375	02/28/19	1,002,734
1,000,000	1.000	09/30/19	989,766
1,000,000	1.500	10/31/19	1,002,031
1,000,000	1.125	12/31/19	990,547
1,000,000	1.625	06/30/20	1,000,820
2,750,000	2.250	03/31/21	2,801,026
1,000,000	2.000	05/31/21	1,007,266
1,000,000	2.125	06/30/21	1,011,953
1,000,000	2.250	07/31/21	1,016,797

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,898,744)			$24,518,438

Short-term Investments(f) – 3.4%
State Street Bank & Trust Co.
$ 3,286,000	0.010%	02/01/17	$ 3,286,000

TOTAL INVESTMENTS (Cost $96,734,471)			$97,087,311

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			374,135

NET ASSETS – 100.0%			$97,461,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2017.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,649,354, which represents approximately 1.7% of net assets as of January 31, 2017.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2017. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $3,305,000 U.S. Treasury Note, 1750%, due 09/30/19 with a market value of $3,353,676.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$96,734,470
Gross unrealized gain	2,023,339
Gross unrealized loss	(1,670,498)
Net unrealized security gain	$352,841

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 96.7%
Alabama(a) – 1.1%
Shelby County AL Board of Education Special Tax School Warrants (Refunding) Series 2016 (A+/Aa3)
$ 2,250,000	4.000%		02/01/29	$ 2,391,525
1,000,000	4.000		02/01/30	1,055,690

				3,447,215

Alaska(a) – 0.2%
Alaska Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA/NR)
450,000	5.000		03/01/27	506,903

Arizona – 4.4%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	754,621
750,000	4.750		01/01/22	808,253
1,000,000	5.000		01/01/25	1,086,190
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A/NR)(a)
1,500,000	5.000		05/15/30	1,640,265
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	913,695
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/A1)(a)
1,000,000	5.000		07/01/27	1,169,160
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,153,600
1,000,000	5.000		06/01/23	1,170,320
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	352,755
350,000	5.000	(a)	07/01/19	367,238
1,100,000	5.125	(a)	07/01/22	1,162,612
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,149,592
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)(a)
1,000,000	5.000		07/01/19	1,016,900
1,000,000	5.000		07/01/21	1,016,900

				13,762,101

Arkansas(a) – 0.5%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A+/NR)
225,000	5.480		09/01/17	225,621
Jacksonville AR Wastewater Revenue Bonds (Refunding) Series B (A+/NR)
1,265,000	4.000		12/01/31	1,316,991

				1,542,612

California – 4.0%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(b)
3,000,000	1.360		04/01/47	3,000,000
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(b)
1,000,000	1.360		04/01/47	998,940

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
$ 1,000,000	5.560%	08/01/25	$ 1,169,190
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)(a)
1,000,000	6.250	11/01/29	1,120,890
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250	12/01/36	1,817,900
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)(c)
1,000,000	0.000	08/01/24	746,620
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)(a)
2,100,000	4.500	07/01/24	2,128,917
Los Angeles CA Unified School District GO Bonds (Refunding) Series B (NR/Aa2)(a)
1,500,000	2.000	07/01/29	1,269,285
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250	05/15/22	240,172

			12,491,914

Colorado – 2.0%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)(a)
2,900,000	4.000	12/01/28	3,088,587
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
820,000	4.500	03/01/20	880,122
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,413,770
Regional Transportation District CO Certificates of Participation Series 2015 (A/Aa3)(a)
1,000,000	4.000	06/01/40	1,004,890

			6,387,369

Connecticut(a) – 1.2%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
965,000	3.250	11/15/24	948,653
1,450,000	3.750	11/15/27	1,439,763
Connecticut State Housing Finance Authority Housing Finance Program Revenue Bonds (Refunding) Subseries C-2 (AAA/Aaa)
1,565,000	2.700	11/15/31	1,414,995

			3,803,411

District Of Columbia(a) – 1.8%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,281,290
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)
3,890,000	5.250	07/01/25	4,209,992

			5,491,282

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – 4.6%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) (Partially Prerefunded) Series 2005 (A/A2)(a)
$ 425,000	5.000%		04/01/18	$ 427,822
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)(a)
850,000	5.000		07/01/23	873,018
Florida State Board of Governors Florida International University Dormitory Revenue Bond Series 2012 A (A/Aa3)(a)
1,000,000	4.000		07/01/26	1,059,690
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500		07/01/21	56,228
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	823,179
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,114,180
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500		10/01/20	274,807
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500		10/01/25	860,191
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250		04/01/21	776,961
North Miami Beach Water Revenue Bond (Refunding) Series 2012 (A+/NR)(a)
2,050,000	5.000		08/01/32	2,338,701
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000		07/01/24	571,865
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
350,000	5.000		12/01/17	359,650
400,000	5.000		12/01/18	422,308
260,000	5.000		12/01/19	280,366
330,000	5.000		12/01/20	362,459
1,350,000	4.000	(a)	12/01/46	1,252,246
Tampa FL Health System Revenue Bonds Series A (AA-/Aa3)(a)
1,300,000	5.250		11/15/25	1,433,575
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)(a)
1,000,000	5.000		07/01/25	1,155,890

				14,443,136

Georgia – 0.5%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (AA-/A3)
60,000	6.100		10/01/19	64,133
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (AA-/Aa2)
55,000	5.500		08/01/23	62,008
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,170,640

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – (continued)
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(a)(d)
$ 150,000	5.000%		06/01/17	$ 152,031

				1,448,812

Illinois – 10.9%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000		12/01/36	2,157,533
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250		03/01/33	369,509
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds—Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400		12/01/28	329,313
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,265,948
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	502,865
860,000	4.150	(a)	01/01/29	846,094
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	446,664
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	4,861,900
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,267,692
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)(a)
3,000,000	5.000		08/01/27	3,046,440
Illinois Finance Authority Revenue Bonds (Columbia College) (NPFG) (AA-/A3)(a)(d)
2,000,000	5.250		12/01/17	2,070,720
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,000,000	3.250		05/15/39	1,657,880
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850		01/01/26	507,830
1,625,000	5.000		01/01/30	1,759,778
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000		12/01/17	309,864
405,000	4.000		12/01/18	425,586
420,000	4.250		12/01/19	453,310
440,000	4.500		12/01/20	488,048
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)(a)
1,000,000	5.000		05/01/29	1,072,560
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	973,680
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(d)
1,210,000	5.500		02/15/20	1,354,522

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)(a)
$ 1,000,000	5.375%		08/15/26	$ 1,129,350
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,164,360
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NPFG) (NR/A2)(a)(d)
1,000,000	5.000		01/01/18	1,036,460
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(c)
540,000	0.000		04/01/18	525,247
Peoria IL GO Bonds (Refunding) Series B (AA-/A1)
1,205,000	5.000		01/01/24	1,373,748
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)
1,000,000	5.000		12/01/26	1,066,320
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750		10/01/32	777,825
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(a)(d)
575,000	5.000		10/01/17	590,226
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (A+/Aa3)(a)(d)
425,000	5.000		10/01/17	436,539

				34,267,811

Indiana – 5.8%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000		07/15/26	1,701,108
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000		07/15/23	2,689,174
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000		07/15/28	903,202
910,000	4.000		07/15/30	965,738
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)
250,000	4.930		02/01/17	250,000
675,000	6.050	(a)	02/01/23	773,462
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	610,956
425,000	5.000		02/01/27	473,165
700,000	5.000		02/01/28	775,166
600,000	5.000		02/01/29	661,278
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	922,922
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310		04/01/25	554,237
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,159,530

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
$ 2,245,000	4.000%		01/15/26	$ 2,447,072
2,235,000	4.000		01/15/27	2,423,589
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500		09/01/32	933,885

				18,244,484

Iowa(a) – 0.5%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000		08/15/27	1,557,317

Kansas – 1.8%
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,542,000
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series H-1 (A+/Aa3)
1,580,000	5.000		11/01/24	1,862,583
Kansas State Development Finance Authority Revenue Bonds (University Project) Series A (AA-/Aa2)(a)
2,100,000	4.000		03/01/29	2,239,881

				5,644,464

Kentucky – 4.1%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)(a)
1,000,000	5.000		08/01/26	1,150,420
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/Aa3)
2,000,000	4.000		05/01/25	2,187,860
2,000,000	4.000	(a)	05/01/26	2,166,340
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
985,000	3.750		06/01/26	985,936
Louisville & Jefferson County KY Metropolitan Government Health System Revenue Bonds (Norton Healthcare Obligated Group) Series A (A-/NR)(a)
2,710,000	5.000		10/01/27	3,029,726
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/Aa3)
545,000	5.000		06/01/20	601,446
595,000	5.000		06/01/21	668,899
590,000	5.000		06/01/22	673,880
610,000	5.000		06/01/23	705,678
690,000	5.000		06/01/24	802,815

				12,973,000

Louisiana(a) – 3.5%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500		10/01/25	5,605,300
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB+/#Aaa)(d)
3,715,000	5.250		10/01/21	4,319,802

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana(a) – (continued)
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/Baa1)
$ 800,000	5.000%		05/15/30	$ 888,032

				10,813,134

Maine – 0.9%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,116,180
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	558,650
145,000	5.000		01/01/23	165,958
470,000	5.000		01/01/24	533,131
215,000	5.000	(a)	01/01/34	234,851
330,000	5.000	(a)	01/01/35	359,165

				2,967,935

Massachusetts – 1.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
745,000	5.100		01/01/25	784,448
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
890,000	4.250		07/01/22	932,248
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
400,000	2.500		12/01/20	399,196
395,000	2.700		06/01/21	393,949
400,000	3.050		06/01/22	399,308
400,000	3.250		06/01/23	400,896
Massachusetts State Housing Finance Agency Revenue Bonds Series D (AA/Aa2)(a)
1,910,000	2.900		12/01/31	1,755,672
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
20,000	6.500		07/15/19	21,153

				5,086,870

Michigan – 10.2%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000		05/01/24	847,596
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000		05/01/24	1,364,281
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,576,275
1,375,000	4.000		12/01/30	1,438,181
Grand Valley MI State University Revenue Bonds Series 1998 (NPFG) (FGIC) (AA-/A3)
395,000	5.500		02/01/18	396,394
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000		12/01/28	1,822,144
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)(a)
1,380,000	4.000		11/01/28	1,467,630

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)(a)
$ 750,000	5.000%		05/01/26	$ 865,912
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000		08/01/24	1,758,195
1,000,000	5.000	(a)	08/01/25	1,140,540
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	734,008
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)(a)
2,360,000	2.500		12/01/26	2,251,015
2,000,000	3.100		12/01/31	1,896,240
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	481,405
1,000,000	2.866		10/01/25	960,930
3,000,000	3.736	(a)	10/01/33	2,866,020
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	372,520
470,000	2.550	(a)	04/01/28	428,974
410,000	2.600	(a)	10/01/28	374,219
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)(a)
965,000	4.750		12/01/25	1,002,230
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)(a)
1,000,000	4.000		05/01/24	1,083,180
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	803,108
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)(a)
1,590,000	5.000		05/01/26	1,814,492
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000		05/01/24	1,708,882
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	706,527
Wayne MI State University Revenue Bonds (Unrefunded-Refunding-General) Series A (A+/NR)(a)
1,670,000	5.000		11/15/24	1,818,196

				31,979,094

Minnesota – 0.5%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
20,000	3.800		07/01/17	20,065
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000		10/01/21	546,150

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – (continued)
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)(a)
$ 1,000,000	5.000%	07/01/28	$ 1,158,150

			1,724,365

Mississippi – 0.9%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000	09/01/33	1,622,977
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
25,000	2.700	06/01/18	25,192
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000	04/01/34	620,460
660,000	4.000	04/01/35	679,899

			2,948,528

Missouri – 0.8%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000	04/01/22	579,310
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A-/NR)
1,490,000	4.250	02/15/21	1,579,474
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(c)
305,000	0.000	02/01/17	305,000

			2,463,784

Nebraska – 0.8%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(a)(d)
220,000	6.000	08/15/17	225,920
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)(a)
280,000	6.000	08/15/22	287,305
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (BBB+/A2)
1,750,000	5.000	01/01/23	1,995,175

			2,508,400

Nevada(a) – 0.6%
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA/Aa1)
800,000	5.000	06/01/22	839,912
Washoe County NV Highway Revenue Bonds (Fuel Tax) Series 2013 (A+/A1)
1,000,000	5.000	02/01/29	1,062,210

			1,902,122

New Hampshire – 1.0%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,276,173

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 3.0%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
$ 1,500,000	5.000%	07/15/24	$ 1,755,660
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150	06/15/25	791,829
New Jersey Housing & Mortgage Finance Agency MF Revenue Bonds (Refunding) Series A (AA-/NR)(a)
2,000,000	3.900	11/01/50	1,890,460
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (BBB+/A3)(a)(d)
1,000,000	5.000	06/15/18	1,053,730
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (BBB+/A3)(a)
1,750,000	5.000	06/15/28	1,775,742
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)(a)
655,000	3.625	12/01/30	654,352
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)(a)
1,220,000	4.750	12/01/23	1,274,388
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	110,505

			9,306,666

New York – 1.0%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
65,000	5.500	11/15/18	68,257
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000	06/01/29	564,625
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800	11/01/37	248,568
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)(a)
1,000,000	5.000	07/01/27	1,150,890
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)(a)(d)
1,000,000	5.000	10/01/17	1,027,020

			3,059,360

North Carolina – 1.0%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000	06/01/22	1,310,404
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000	06/01/20	201,090
420,000	3.000	06/01/21	436,082
330,000	4.000	06/01/22	358,142
350,000	4.000	06/01/23	380,541

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – (continued)
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR) (continued)
$480,000	4.000	%(a)	06/01/25	$ 517,800

				3,204,059

Ohio(a) – 2.8%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000		12/01/19	671,616
Akron OH GO Bonds (Refunding) (AA-/NR)
545,000	5.000		12/01/26	631,224
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
2,000,000	5.000		12/01/24	2,262,940
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)
1,000,000	5.000		05/01/27	1,124,090
1,000,000	5.000		05/01/28	1,117,190
750,000	5.000		05/01/29	833,895
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)
1,690,000	5.000		11/15/27	1,975,357

				8,616,312

Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000		07/01/17	598,962

Pennsylvania – 7.8%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	569,455
450,000	5.000	(a)	07/01/26	512,510
490,000	5.000	(a)	07/01/27	554,577
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,088,909
1,250,000	5.250	(a)	10/01/31	1,328,025
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)(a)
2,200,000	5.000		09/01/22	2,249,918
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NPFG) (AA-/A3)(a)(d)
1,250,000	5.000		11/01/17	1,287,637
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	909,710
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	823,079
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,687,845
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Variable-Refunding) Series B-1 (A/A1)(a)(b)
3,000,000	1.110		12/01/17	2,995,860

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A/A1)(a)
$2,315,000	5.000%		12/01/25	$ 2,515,618
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)(a)
500,000	5.000		12/01/26	576,825
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
610,000	3.000		12/01/18	625,762
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000		12/01/18	2,092,000
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,208,679
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,142,450
2,205,000	4.000	(a)	11/01/29	2,255,583

				24,424,442

Rhode Island – 1.2%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)(a)
2,150,000	3.450		04/01/26	2,190,893
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,058,794
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds (Unrefunded-2016-Financing Program) Series A (AMBAC) (NR/A1)(a)
145,000	5.000		05/15/23	145,596
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)(a)
430,000	3.500		04/01/22	445,157

				3,840,440

South Carolina – 2.8%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,151,370
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)(a)
2,925,000	5.000		12/01/25	3,396,715
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,130,630
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)(a)
2,550,000	5.000		12/01/27	2,941,527

				8,620,242

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 1.2%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
$ 1,030,000	2.700%	05/01/25	$ 1,031,112
South Dakota Housing Development Authority Single Family Revenue Bonds (Taxable-Refunding-Mortgage) Series 1 (NR/Aa2)(a)
585,000	2.834	11/01/26	556,540
590,000	2.884	05/01/27	556,240
550,000	2.984	11/01/27	517,435
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)(a)
1,000,000	5.000	07/01/25	1,114,850

			3,776,177

Tennessee – 1.3%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
2,785,000	3.375	04/01/26	2,779,486
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
720,000	3.500	07/01/27	731,369
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
490,000	4.050	01/01/38	490,975

			4,001,830

Texas – 5.9%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	851,933
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000	09/01/27	1,084,268
980,000	5.000	09/01/28	1,134,468
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000	08/15/24	2,725,627
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	244,165
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	359,589
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,079,060
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
5,000	5.625	05/15/19	5,476
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(a)
2,460,000	4.000	02/15/29	2,650,822
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000	08/15/27	1,150,542
North Texas Tollway Authority Revenue Bonds (Prerefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)(d)
225,000	5.750	01/01/18	234,729

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority Revenue Bonds (Unrefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)
$ 80,000	5.750%	01/01/40	$ 83,102
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)(a)(d)
295,000	5.750	01/01/18	307,756
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa3)(a)
1,000,000	5.000	03/01/27	1,152,130
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000	02/15/32	2,612,950
Weslaco TX GO Bonds (Refunding) Series 2016 (AA-/NR)
2,295,000	5.000	02/15/24	2,669,360

			18,345,977

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,102,830
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	427,569

			1,530,399

Virginia – 0.1%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
145,000	5.250	07/15/17	147,845
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
80,000	5.250	07/15/17	81,096

			228,941

Washington – 2.1%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000	12/01/26	1,872,607
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	256,652
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	586,555
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A-/A3)(a)
500,000	6.000	10/01/23	536,335
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
1,495,000	5.000	08/15/27	1,738,177
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
1,500,000	3.450	12/01/30	1,488,525

			6,478,851

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin(a) – 1.4%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
$ 1,000,000	5.000%	08/15/21	$ 1,054,420
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Non-ACE) Series B (AA/Aa2)
1,360,000	3.150	09/01/30	1,326,871
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Refunding) Series B (AA/Aa2)
660,000	3.250	09/01/26	661,267
Wisconsin State Housing & Economic Development Authority Revenue Bonds (Refunding) Series C (AA/Aa3)
1,395,000	4.100	05/01/43	1,370,685

			4,413,243

Wyoming – 0.2%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
295,000	2.000	05/01/17	295,737
305,000	3.000	05/01/18	311,378

			607,115

TOTAL MUNICIPAL BOND OBLIGATIONS ((Cost $300,797,641)			$302,735,252

Short-term Investment(e) – 3.3%
Repurchase Agreement – 3.3%
State Street Bank & Trust Co.
$ 10,501,000	0.010%	02/01/17	10,501,000
Maturity Value: $10,501,000 (Cost $10,501,000)

TOTAL INVESTMENTS – 100.0% (Cost $311,298,641)			$313,236,252

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(98,406)

NET ASSETS – 100.0%			$313,137,846

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2017.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $10,630,000 U.S. Treasury Note, 1.625%, due 06/30/19 with a market value of $10,715,061.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$311,298,641
Gross unrealized gain	5,516,213
Gross unrealized loss	(3,578,602)
Net unrealized security gain	$1,937,611

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.3%
Arizona(a) – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,086,190
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,284,583

			2,370,773

California – 1.4%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)(b)
2,000,000	0.000	07/01/27	1,432,700
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250	12/01/36	1,817,900
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (AA-/A3)(b)
2,400,000	0.000	08/01/29	1,484,880

			4,735,480

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa3)
2,000,000	4.000	10/01/33	2,058,120

Illinois – 2.5%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250	05/15/39	2,072,350
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(c)
1,000,000	5.500	02/15/20	1,119,440
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa3)(a)
3,000,000	2.900	08/01/31	2,666,280
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)(a)
2,000,000	4.125	02/01/30	2,109,980
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (AA-/A3)(b)
95,000	0.000	11/01/19	91,381

			8,059,431

Indiana(a) – 0.8%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	535,470
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000	07/15/34	2,059,180

			2,594,650

Iowa(a)(c) – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	07/01/19	1,362,590

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
$ 1,500,000	5.000%	11/15/32	$ 1,680,525

Louisiana(a) – 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
7,000,000	5.500	10/01/25	7,847,420

Michigan(a) – 1.8%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	2,778,876
2,000,000	3.350	12/01/34	1,887,400
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000	10/01/32	1,262,534

			5,928,810

Missouri – 84.5%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	202,928
230,000	3.000	11/01/18	236,560
210,000	3.000(a)	11/01/19	214,998
225,000	3.625(a)	11/01/22	231,467
470,000	3.700(a)	11/01/23	483,701
225,000	3.800(a)	11/01/24	231,827
480,000	3.875(a)	11/01/25	494,842
250,000	4.000(a)	11/01/26	258,655
Belton MO Certificates of Participation (A+/NR)(a)
500,000	5.125	03/01/25	518,425
500,000	5.250	03/01/29	518,925
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)(a)
150,000	4.000	03/01/21	154,617
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)(a)
1,000,000	5.000	10/01/33	1,137,400
1,035,000	5.000	10/01/44	1,164,365
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,224,460
Boone County MO Hospital Revenue Bonds (NR/Baa1)(a)(c)
2,350,000	5.750	08/01/18	2,509,353
Boone County MO Hospital Revenue Bonds Series 2012 (NR/Baa1)
400,000	4.000	08/01/18	414,784
500,000	4.000	08/01/19	524,960
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000	03/01/27	2,116,720
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	834,255
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	688,254
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,041,740
1,000,000	4.000	03/01/35	1,037,790

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a) (continued)
$ 1,000,000	4.000%	03/01/36	$ 1,034,640
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)(a)
1,280,000	5.000	03/01/25	1,330,650
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	859,394
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000	02/01/18	514,746
470,000	5.000	02/01/19	504,225
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	506,405
Cottleville MO Certificates of Participation (Refunding) (NR/A2)(a)
1,000,000	3.750	08/01/32	995,340
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,526,681
1,215,000	5.000	12/01/25	1,432,108
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,620
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,157,690
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	4,958,894
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625	03/01/25	547,185
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BB+/NR)(a)
500,000	5.924	10/01/30	508,890
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
180,000	4.600	06/01/29	180,128
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000	03/01/30	1,619,640
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000	04/01/22	621,210
875,000	3.000	04/01/23	901,845
500,000	3.000	04/01/24	510,350
960,000	3.000(a)	04/01/26	963,053
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000	12/01/20	501,790
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000	05/01/24	544,210
900,000	4.000	05/01/25	976,914
700,000	4.000(a)	05/01/27	747,950
630,000	4.000(a)	05/01/29	659,232
675,000	4.000(a)	05/01/30	698,733

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
$ 475,000	3.000%	04/15/28	$ 456,124
575,000	3.250	04/15/30	551,057
550,000	3.300	04/15/31	521,175
700,000	3.375	04/15/32	662,753
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)(a)(c)
500,000	5.000	03/01/18	521,715
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000	12/01/25	1,172,820
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000	12/01/26	1,458,370
1,455,000	4.000	12/01/28	1,561,215
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	912,392
595,000	4.250(a)	12/01/23	641,737
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	936,468
920,000	3.850	12/01/20	989,791
500,000	4.350(a)	12/01/23	545,135
820,000	4.500(a)	12/01/24	896,080
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)(a)
290,000	4.000	12/01/20	296,542
435,000	4.000	12/01/21	444,596
425,000	4.000	12/01/22	434,303
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A-/NR)(a)
1,000,000	5.500	02/15/31	1,091,510
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A-/NR)(a)
1,895,000	5.000	02/15/27	2,151,697
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500	02/01/24	6,063,848
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)(a)
1,905,000	4.500	12/01/26	1,949,101
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500	09/01/29	2,410,649
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000	01/01/33	1,993,407
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)(a)(c)
1,000,000	5.500	04/01/18	1,051,680
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)(a)
95,000	6.431	04/01/18	97,940
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
4,465,000	0.000	02/01/18	4,390,479

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
$ 760,000	5.000%	09/01/31	$ 821,378
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000	04/15/31	545,930
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050	09/01/30	516,545
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,049,422
1,700,000	5.000	02/15/21	1,914,251
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement) (NR/NR)(a)
275,000	5.000	03/01/20	275,784
305,000	5.000	03/01/22	305,869
280,000	5.000	03/01/23	280,798
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)(a)
225,000	5.000	03/01/20	225,747
240,000	5.000	03/01/22	240,797
220,000	5.000	03/01/23	220,730
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000	04/01/27	1,031,867
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000	05/01/42	541,701
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,112,730
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000	01/01/31	3,482,632
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
1,000,000	5.000	06/01/17	1,013,210
1,500,000	5.000	12/01/17	1,548,690
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000	04/01/28	423,696
425,000	5.000	04/01/31	476,570
475,000	5.000	04/01/32	531,905
500,000	5.000	04/01/33	559,130
500,000	5.000	04/01/34	558,360
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)(a)(c)
1,530,000	5.250	03/01/17	1,535,309
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000	10/01/21	2,751,521
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000	10/01/26	1,847,739
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000	04/01/28	866,744

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
$ 1,000,000	4.000%	12/01/17	$ 1,022,730
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000	01/01/20	763,937
595,000	5.000(a)	01/01/30	688,213
775,000	5.000(a)	01/01/31	891,072
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
380,000	5.125	01/01/18	381,212
5,000	5.000	01/01/22	5,018
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500	01/01/19	335,045
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Fund Program) Series B (NR/Aaa)(a)
310,000	5.000	07/01/17	311,107
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500	01/01/23	97,093
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	516,395
525,000	4.000	10/01/18	547,948
545,000	4.000	10/01/19	574,844
400,000	3.500	10/01/21	419,464
1,850,000	5.250(a)	10/01/41	2,074,201
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500	06/01/28	1,560,139
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A/A3)(a)
1,000,000	5.125	11/01/31	1,092,840
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,754,864
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(a)(c)
1,880,000	5.125	11/15/18	2,011,149
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,718,225
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000	12/01/33	1,104,460

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
$ 2,270,000	5.000%	12/01/25	$ 2,540,766
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125	11/15/23	499,944
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000	12/01/31	1,531,227
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/18	1,036,740
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000	05/15/23	182,429
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (NR/NR)(a)(c)
830,000	5.000	05/15/19	899,438
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,054,300
1,100,000	5.000	06/01/37	1,207,888
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)
2,000,000	5.000	04/01/22	2,229,880
2,000,000	5.000	04/01/25	2,227,360
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,279,475
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,106,660
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,251,862
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)
1,000,000	5.000	06/01/21	1,105,960
1,000,000	4.500	06/01/25	1,067,740
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	541,250
1,410,000	5.000	05/01/40	1,479,795
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,087,600
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)
2,740,000	0.620	11/15/26	2,740,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Pooled Hospital) Series C (U.S. Bank NA LOC) (AA/NR)(a)(d)
$ 2,000,000	0.660%	08/01/29	$ 2,000,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250	07/01/42	644,654
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375	07/01/30	526,885
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
2,245,000	3.550	11/01/30	2,246,504
2,115,000	3.950	11/01/40	2,059,206
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
220,000	3.950	05/01/21	224,893
270,000	3.950	11/01/21	276,005
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
235,000	3.600	11/01/23	242,468
375,000	3.750	05/01/24	388,238
310,000	3.800	05/01/25	318,618
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000	04/01/19	1,233,999
2,835,000	4.000(a)	04/01/26	3,024,038
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)
290,000	0.660	11/01/28	290,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	280,561
280,000	3.000	04/01/19	288,170
265,000	3.250(a)	04/01/20	272,195
275,000	4.000(a)	04/01/21	287,345
315,000	4.000(a)	04/01/22	328,595
385,000	4.500(a)	04/01/27	405,836
405,000	4.500(a)	04/01/28	426,655
425,000	4.625(a)	04/01/29	448,562
445,000	4.750(a)	04/01/30	470,552
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000	09/01/17	526,427
540,000	3.000	09/01/18	556,087
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,546,850
2,750,000	4.000(a)	06/01/26	2,910,792
2,925,000	4.000(a)	06/01/27	3,090,087
1,000,000	4.000(a)	06/01/28	1,053,400
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250	11/01/18	1,068,970
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000	11/01/22	1,237,774

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
$ 1,000,000	6.400%	03/01/30	$ 1,089,010
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,605,390
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	546,475
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)(a)
440,000	5.000	03/01/22	441,272
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000	03/01/30	1,088,790
1,000,000	4.000	03/01/34	1,075,890
1,500,000	4.000	03/01/35	1,607,730
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)(a)
435,000	5.000	12/01/18	449,559
850,000	5.000	12/01/20	877,872
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000	04/01/23	1,084,290
550,000	4.000	04/01/28	577,176
800,000	4.000	04/01/29	836,400
1,475,000	4.000	04/01/30	1,535,667
Republic MO Special Obligation Revenue Bonds (A/NR)
125,000	3.000	05/01/17	125,626
345,000	3.000	08/01/17	348,395
150,000	3.150	05/01/18	153,600
360,000	3.000	08/01/18	369,353
150,000	3.300(a)	05/01/19	153,165
250,000	3.500(a)	05/01/20	255,575
300,000	3.750(a)	05/01/21	307,611
325,000	3.875(a)	05/01/22	333,418
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150	07/01/27	220,874
410,000	3.450	07/01/32	396,158
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (AA-/A3)
2,135,000	5.500	07/01/28	2,565,032
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000	04/01/23	3,269,670
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000	04/01/23	1,416,857
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)
2,675,000	4.000	04/01/24	2,889,749
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)
540,000	6.750	03/01/28	576,099
575,000	6.850	03/01/29	612,525
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000	08/01/31	1,390,408

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)(a)
$ 190,000	4.500%	11/01/18	$ 194,902
530,000	4.500	11/01/19	543,436
610,000	4.500	11/01/20	625,415
645,000	4.750	11/01/21	662,492
685,000	4.750	11/01/22	703,529
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)(a)
385,000	4.750	11/01/21	395,441
405,000	4.750	11/01/22	415,955
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000	05/01/21	934,407
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000	05/01/20	1,320,595
1,335,000	2.000	05/01/21	1,345,854
1,000,000	4.000(a)	05/01/26	1,077,790
1,405,000	4.000(a)	05/01/27	1,510,108
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,467,053
1,340,000	5.000(a)	04/01/23	1,541,134
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	12/01/31	1,030,750
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650	02/01/30	1,317,087
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000	05/01/22	1,014,550
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000	04/01/26	1,250,343
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000	04/01/25	2,016,237
1,930,000	4.000	04/01/26	2,085,133
2,010,000	4.000	04/01/27	2,156,167
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	417,196
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000	03/01/32	1,067,540
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000	08/15/20	973,613
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000	04/01/26	1,860,232
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
1,280,000	5.000	07/01/23	1,409,638
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)(a)
2,000,000	5.000	07/01/24	2,029,760

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
$ 750,000	3.000%	04/01/21	$ 778,575
800,000	3.000	04/01/22	828,672
800,000	3.000(a)	04/01/23	821,976
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000	02/15/27	3,108,234
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000	04/15/25	1,498,266
1,390,000	5.000	04/15/26	1,582,028
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000	02/15/24	1,126,630
2,595,000	4.000(a)	02/15/35	2,575,200
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)(a)(c)
4,250,000	5.000	04/01/18	4,445,202
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250	05/01/21	718,818
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000	03/01/33	1,806,592
1,840,000	4.000	03/01/34	1,918,255
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000	06/01/25	874,074
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000	06/01/21	817,318
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A/NR)
300,000	2.750	03/01/17	300,459
345,000	3.000	03/01/18	352,414
360,000	3.000(a)(c)	03/01/18	367,736
385,000	3.150(a)(c)	03/01/18	393,890
700,000	3.300(a)(c)	03/01/18	717,290
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000	08/01/25	1,270,096
1,000,000	4.000(a)	08/01/26	1,080,730
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000	03/01/26	1,551,060
2,095,000	0.000	03/01/27	1,567,228
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000	04/01/32	1,888,083
1,800,000	4.000	04/01/33	1,871,136
1,800,000	4.000	04/01/34	1,864,638
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	341,231
560,000	3.000	04/01/18	572,762
1,270,000	3.250(a)	04/01/21	1,305,027
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000	04/01/24	659,084
990,000	4.000(a)	04/01/25	1,071,922
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)(a)(c)
625,000	6.625	06/01/17	636,569

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)
$ 600,000	0.790%	04/01/32	$ 600,000

			277,617,012

New Hampshire(a) – 0.5%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,750,000	4.000	10/01/33	1,790,898

New York(a) – 0.5%
Orange County NY GO Bonds Series A (NR/Aa3)
2,025,000	2.250	03/15/33	1,641,080

North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,455,000	2.600	07/01/28	2,238,322
2,015,000	3.150	01/01/36	1,709,284

			3,947,606

Ohio(a) – 0.7%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,445,000	3.200	09/01/36	2,203,141

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,091,990

Tennessee – 0.5%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
1,500,000	3.375	04/01/26	1,497,030

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $322,175,374)			$326,426,556

Short-term Investment(e) – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co.
$ 392,000	0.010%	02/01/17	$ 392,000
Maturity Value: $392,000 (Cost $392,000)

TOTAL INVESTMENTS – 99.4% (Cost $322,567,374)			$326,818,556

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			1,865,528

NET ASSETS – 100.0%			$328,684,084

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2017.

(e)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $380,000 U.S. Treasury Note, 3.375%, due 11/15/19 with a market value of $402,953.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LOC	— Letter of Credit
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$322,567,378
Gross unrealized gain	8,807,321
Gross unrealized loss	(4,556,143)
Net unrealized security gain	$4,251,178

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.9%
Arizona(a) – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 488,786

California(b) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	479,954
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,832,103

			2,312,057

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
1,500,000	3.250	05/15/39	1,243,410
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (AA-/A3)(b)
500,000	0.000	11/01/19	471,705

			1,715,115

Kansas – 84.2%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)
1,090,000	5.000	12/01/27	1,205,725
1,140,000	5.000	12/01/28	1,257,819
1,195,000	5.000	12/01/29	1,305,167
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000	10/01/27	849,296
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	1,048,131
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	530,335
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,144,180
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)
595,000	4.150	12/01/27	630,998
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000	11/15/29	2,173,200
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	238,088
500,000	3.000	10/01/18	514,085
655,000	4.000	10/01/19	689,119
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)(a)(c)
1,115,000	3.000	08/01/17	1,126,641
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)(a)
1,145,000	4.000	09/01/26	1,207,838

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A-/NR)(a)
$ 235,000	4.000%	09/01/18	$ 238,788
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000	07/15/17	738,454
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	1,964,556
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000	09/01/30	1,621,173
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000	09/01/32	1,965,840
750,000	5.000	09/01/40	838,612
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000	09/01/17	553,157
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000	09/01/18	1,029,470
1,000,000	5.000	09/01/26	1,201,360
1,000,000	3.500(a)	09/01/30	1,015,470
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000	09/01/33	1,042,020
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000	09/01/23	1,095,640
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	783,802
500,000	4.000	09/01/20	542,835
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000	10/01/23	1,002,825
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,780,475
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,542,000
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000	09/01/27	568,350
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/30	1,052,020
1,000,000	4.000	09/01/31	1,046,180
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,066,380
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000	10/01/35	1,059,290
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500	09/01/36	952,091
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000	09/01/18	592,609

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Junction City KS GO Bonds (Refunding) Series A (A+/NR) (continued)
$ 600,000	5.000%(a)	09/01/33	$ 675,126
600,000	5.000(a)	09/01/34	674,292
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000	11/15/32	1,680,525
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250	01/01/20	3,217,376
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Water Pollution Control Revolving Fund II) Series 2001 (NR/NR)
95,000	5.500	05/01/17	96,070
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250	01/01/25	481,281
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Water Pollution Control Revolving Fund II) Series 2001 (AAA/Aaa)
185,000	5.500	05/01/17	187,129
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000	06/01/23	535,007
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,127,300
790,000	5.250	06/01/42	887,533
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	544,340
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)(a)
750,000	5.000	05/15/35	791,677
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA/Aa2)(a)
1,000,000	5.500	11/15/23	1,114,420
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA/Aa2)(a)(c)
800,000	5.000	11/15/17	825,024
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A3)(a)
2,000,000	3.500	06/01/23	2,048,160
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,070,960
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,642,725
2,000,000	5.000	11/01/27	2,183,520
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	783,167
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NPFG) (AA-/Aa3)(a)(c)
1,000,000	5.250	11/01/17	1,031,960

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa2)(a)
$ 2,000,000	4.000%	03/01/31	$ 2,103,160
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,132,740
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250	09/01/19	1,592,832
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,550,925
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	539,895
Lyons KS Public Building Commission Revenue Bonds (A+/NR)(a)
315,000	5.000	10/01/23	333,336
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,575,417
1,180,000	3.000	09/01/28	1,184,189
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)(a)
1,195,000	5.125	09/01/21	1,222,891
Olathe KS Health Facilities Revenue Bonds (Variable-Olathe Medical Center) Series 2008 (Bank of America NA LOC) (AA+/NR)(a)(d)
3,000,000	0.630	09/01/32	3,000,000
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,117,347
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	327,648
400,000	5.000	12/01/20	446,816
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	4.500	09/01/22	509,290
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,073,573
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	1,964,860
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250	08/01/26	1,055,980
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,092,580
1,000,000	4.000	10/01/31	1,073,580
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)(c)
1,475,000	5.000	11/01/17	1,516,610
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,761

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
$ 985,000	3.000%	11/01/32	$ 896,813
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	870,824
1,500,000	4.000	09/01/26	1,614,675
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)
1,425,000	5.000	09/01/34	1,602,469
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,409,421
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)
1,000,000	5.000	09/01/23	1,157,800
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
845,000	3.000	09/01/20	882,366
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/Aa3)
200,000	3.750	09/01/18	208,330
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)(a)
485,000	4.000	09/01/30	511,656
1,000,000	4.000	09/01/31	1,049,610
1,065,000	5.000	09/01/32	1,212,918
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	459,734
450,000	3.000	09/01/23	473,904
490,000	3.000	09/01/25	511,888
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,714,640
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (AA-/A3)(a)
1,000,000	5.000	06/01/23	1,066,120
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (AA-/A3)(a)
300,000	5.000	06/01/23	319,836
475,000	5.000	06/01/24	506,341
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	454,545
460,000	3.000	07/01/22	482,269
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	698,985
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	453,603
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
1,000,000	5.000	03/01/19	1,077,950
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,520,772

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
$ 1,400,000	5.000%	09/01/20	$ 1,561,756
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
400,000	5.000	12/01/17	412,916

			110,383,182

Louisiana(a) – 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
2,000,000	5.500	10/01/25	2,242,120

Maryland(a) – 1.0%
Montgomery County MD Housing Opportunities Commission Manufacturing & Reconstruction Development Revenue Bonds Series A-1 (FHLMC) (NR/Aaa)
1,285,000	4.000	07/01/45	1,283,882

Massachusetts(a) – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
180,000	5.300	01/01/30	188,624

Michigan(a) – 0.7%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
1,000,000	3.350	12/01/34	943,700

Ohio(a) – 1.0%
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,357,764

Pennsylvania(a) – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	660,654

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
500,000	3.375	04/01/26	499,010

Utah(a) – 1.1%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	608,459
1,000,000	3.000	04/01/35	890,760

			1,499,219

Washington(a) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	828,930

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $122,309,196)			$124,403,043

Short-term Investment(e) – 4.4%
Repurchase Agreement – 4.4%
State Street Bank & Trust Co.
$5,819,000	0.010%	02/01/17	$ 5,819,000
Maturity Value: $5,819,000 (Cost $5,819,000)

TOTAL INVESTMENTS – 99.3% (Cost $128,128,196)			$130,222,043

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			921,731

NET ASSETS – 100.0%			$131,143,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2017.

(e)	Repurchase agreement was entered into on January 31, 2017. This agreement was fully collateralized by $5,890,000 U.S. Treasury Note, 1.625%, due 06/30/19 with a market value of $5,937,132.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
GO	— General Obligation
LOC	— Letter of Credit
NR	— Not Rated
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$128,128,197
Gross unrealized gain	3,537,123
Gross unrealized loss	(1,443,277)
Net unrealized security gain	$2,093,846

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the investment adviser’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Government obligations that mature in sixty days or less shall be valued at the market price. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities “CMOs” may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities,which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2017:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$91,045,709	$—	$—
Exchange Traded Fund	2,838,770	—	—
Repurchase Agreement	—	1,634,000	—
Total	$93,884,479	$1,634,000	—

VALUE FUND Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks and/or Other Equity Investments	$297,427,820	$—	$—
Exchange Traded Fund	7,326,150	—	—
Repurchase Agreement	—	6,139,000	—
Total	304,753,970	6,139,000	—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks and/or Other Equity Investments	$110,129,831	$—	$—
Exchange Traded Fund	5,022,958	—	—
Repurchase Agreement	—	1,926,000	—
Total	$115,152,789	$1,926,000	—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$146,109,811	$—
Municipal Bond Obligations	—	73,484,054	—
Mortgage-Backed Obligations	—	263,073,721	—
Corporate Obligations	—	486,695,288	—
Foreign Debt Obligations	243,764	—	—
U.S. Treasury Obligations	45,358,837	23,129,720	—
Investment Company	5,095,664	—	—
Repurchase agreement	—	16,109,000	—
Total	50,698,265	1,008,601,594	—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,457,665	$—
Mortgage-Backed Obligations	—	25,557,923	—
U.S. Treasury Obligations	24,518,438	—	—
Short-term Investments	—	3,286,000	—
Total	24,518,438	72,568,873	—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$302,735,252	$—
Short-term Investments	—	10,501,000	—
Total	$—	$313,236,252	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$326,426,556	$—
Short-term Investments	—	392,000	—
Total	$—	$326,818,556	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$124,403,043	$—
Short-term Investments	—	5,819,000	—
Total	$—	$130,222,043	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2017 (Unaudited)

Credit Risks — The fixed income Funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risk — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for long term, fixed income securities than shorter term securities.

Large Shareholder Purchase and Redemption Risk — A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 29, 2017

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 29, 2017